Taxation	12 Months Ended
Dec. 31, 2022
Taxation [Abstract]
TAXATION

14. TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, Etao is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

United States

Etao Delaware is incorporated in United States and is subject to income taxes within the United States at the applicable tax rate on taxable income. The United States Company was subject to federal income tax at a rate of 21%. The Company’s main state tax jurisdiction is Delaware. Etao Delaware did not make any provisions for US profit tax as there were no assessable profits derived from or earned in US since inception.

Hong Kong

Etao HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 8.25% on assessable profits arising in or derived from Hong Kong up to HKD 2,000,000 and 16.5% on any part of assessable profits over HKD 2,000,000. Etao HK did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception.

PRC

The Company is considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

The income tax provision consists of the following components:

	For the year ended
	December 31, 2022	December 31, 2021
Current income tax expenses	672,578	520,265
Deferred income tax effect	(15,485)	(16,078)
Total income tax expenses	$657,093	$504,187

A reconciliation between the Company’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the years ended December 31,
	2022	2021
Loss before income tax expense	$(204,752)	$(367,022)
Computed income tax expense with statutory tax rate	(51,188)	(91,756)
Preferential deduction	-	-
Changes in valuation allowance	708,281	595,943
Income tax expense	$657,093	$504,187

As of December 31, 2022 and December 31, 2021, the significant components of the deferred tax assets are summarized below:

	As of
	December 31, 2022	December 31, 2021
Deferred tax assets:
Bad debt provision	$96,812	$89,109
Total deferred tax assets	96,812	89,109
Valuation allowance	--	--
Deferred tax assets, net of valuation allowance:	96,812	89,109